Commitments and Contingencies (Details) - Cowen and Company - USD ($)			12 Months Ended
	May 11, 2023	Aug. 06, 2021	Dec. 31, 2023
Litigation
Service fees sought		$ 1,350,000
Agreed settlement amount	$ 1,350,000
Litigation settlement, interest percent	9.00%
Litigation settlement, attorney fees payable	$ 675,000
Litigation settlement, attorney fees to be paid up front	275,000
Litigation settlement, attorney fees to be paid after six months	200,000
Litigation settlement, attorney fees to be paid after twelve months	$ 200,000
Payment for legal judgment			$ 1,350,000
Litigation settlement first installment amount paid			275,000
Litigation settlement, accrual for attorney fees			$ 200,000